The information contained herein has been prepared solely for the use of Greenwich Capital Markets, Inc. and has not been independently verified by Greenwich Capital Markets, Inc. Accordingly, Greenwich Capital Markets, Inc. makes no express or implied representations or warranties of any kind and expressly disclaims all liability for any use or misuse of the contents hereof. Greenwich Capital Markets, Inc. assumes no responsibility for the accuracy of any material contained herein.

FREMONT 2006-3
Initial Pool Balances as of 9/1/06, Prefunding Pool Balances as of 10/1/06

Total Current Balance:	1,580,935,604
Total Original Balance:	1,581,658,119
Number Of Loans:	6,929

			Minimum	Maximum
Average Current Balance:	$228,162.16		$14,969.26	$1,238,389.67
Average Original Amount:	$228,266.43		$15,000.00	$1,240,000.00

Weighted Average Gross Coupon:	8.56104%		5.39000	14.25000%
Weighted Average Lpmi:	0.00000%		0.00000	0.00000%
Weighted Average Servicing Fee:	0.00000%		0.00000	0.00000%
Weighted Average Net Rate:	8.56104%		5.39000	14.25000%

Weighted Average Gross Margin:	6.14549%		0.00000	6.99000%
Weighted Average Lpmi:	0.00000%		0.00000	0.00000%
Weighted Average Servicing Fee:	0.00000%		0.00000	0.00000%
Weighted Average Net Margin:	6.14549%		0.00000	6.99000%

Weighted Average Max Int Rate:	14.554%		0.000	20.250%
Weighted Average Periodic Rate Cap:	1.500%		0.000	1.500%
Weighted Average First Rate Cap:	2.986%		0.000	3.000%

Weighted Average Ltv Ratio:	81.77%		10.00	100.00%
Weighted Average Comb Ltv:	88.30%		10.00	100.00%

Weighted Average Fico Score:	629		500	817

Weighted Average Original Term:	359	months	120	360	months
Weighted Average Remaining Term:	358	months	118	360	months
Weighted Average Seasoning:	1	months	0	7	months

Weighted Average Next Rate Reset:	23.54	months	0.00	60.00	months
Weighted Average Rate Adj Freq:	6	months	0	6	months
Weighted Average First Rate Adj Freq:	25	months	0	60	months

Top State Concentrations ($):	23.70 % California, 14.45 % Florida, 11.40 % New York
Maximum Zip Code Concentration ($):	0.32% 20721 (BOWIE, MD)
Top Prepay Penalty Concentrations ($):	60.09 % Y, 39.91 % N
Top Silent 2Nds Concentrations ($):	64.29 % No Silent 2nd, 35.71 % Has 2nd lien
Top Interest Only Concentrations ($):	92.90 % N, 7.10 % Y

Note Date:			Jan 13, 2006	Sep 06, 2006
First Pay Date:			Mar 01, 2006	Nov 01, 2006
Paid To Date:			Aug 01, 2006	Feb 01, 2007
Rate Chg Date:			Feb 01, 2008	Sep 01, 2011
Mature Date:			Aug 01, 2016	Oct 01, 2036

For internal use only. All Amounts subject to change.	(Tue Oct 31 15:07:57 EST 2006) [pas] Page: 1 of 14

The information contained herein has been prepared solely for the use of Greenwich Capital Markets, Inc. and has not been independently verified by Greenwich Capital Markets, Inc. Accordingly, Greenwich Capital Markets, Inc. makes no express or implied representations or warranties of any kind and expressly disclaims all liability for any use or misuse of the contents hereof. Greenwich Capital Markets, Inc. assumes no responsibility for the accuracy of any material contained herein.

Table

PAID TO DATE:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
08/01/06	500	120,933,109.48	7.65
09/01/06	6,287	1,429,995,192.22	90.45
10/01/06	134	28,360,262.88	1.79
11/01/06	2	190,092.56	0.01
12/01/06	3	336,777.54	0.02
01/01/07	1	100,740.79	0.01
02/01/07	2	1,019,428.61	0.06
Total	6,929	1,580,935,604.08	100.00

CUSIP:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
FRMNTWL12	4,815	1,062,828,007.52	67.23
FRMNTWL13	2,114	518,107,596.56	32.77
Total	6,929	1,580,935,604.08	100.00

PRODUCT:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
2/28 6 MO LIBOR	2,422	541,992,055.54	34.28
2/28 6 MO LIBOR 40/30 Balloon	1,604	473,678,843.99	29.96
2/28 6 MO LIBOR 50/30 Balloon	290	93,944,189.29	5.94
2/28 6 MO LIBOR IO	315	105,242,511.09	6.66
3/27 6 MO LIBOR	63	13,400,715.92	0.85
3/27 6 MO LIBOR 40/30 Balloon	49	15,091,663.50	0.95
3/27 6 MO LIBOR 50/30 Balloon	22	8,550,929.83	0.54
3/27 6 MO LIBOR IO	17	4,537,706.00	0.29
5/25 6 MO LIBOR	11	3,390,796.19	0.21
5/25 6 MO LIBOR 40/30 Balloon	3	798,628.52	0.05
5/25 6 MO LIBOR 50/30 Balloon	3	1,007,419.26	0.06
5/25 6 MO LIBOR IO	8	2,462,475.00	0.16
Fixed Rate	1,947	258,203,063.59	16.33
Fixed Rate 40/30 Balloon	122	40,719,515.82	2.58
Fixed Rate 50/30 Balloon	53	17,915,090.54	1.13
Total	6,929	1,580,935,604.08	100.00

INDEX:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
6 MO LIBOR	4,807	1,264,097,934.13	79.96
FIXED	2,122	316,837,669.95	20.04
Total	6,929	1,580,935,604.08	100.00

For internal use only. All Amounts subject to change.	(Tue Oct 31 15:07:57 EST 2006) [pas] Page: 2 of 14

The information contained herein has been prepared solely for the use of Greenwich Capital Markets, Inc. and has not been independently verified by Greenwich Capital Markets, Inc. Accordingly, Greenwich Capital Markets, Inc. makes no express or implied representations or warranties of any kind and expressly disclaims all liability for any use or misuse of the contents hereof. Greenwich Capital Markets, Inc. assumes no responsibility for the accuracy of any material contained herein.

PREPAY TYPE:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
24 Month Hard	2,874	636,463,969.57	40.26
No PPP	2,731	630,907,348.47	39.91
12 Month Hard	624	156,780,426.40	9.92
36 Month Hard	699	156,616,754.64	9.91
30 Month Hard	1	167,105.00	0.01
Total	6,929	1,580,935,604.08	100.00

PREPAY TERM:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
0	2,731	630,907,348.47	39.91
12	624	156,780,426.40	9.92
24	2,874	636,463,969.57	40.26
30	1	167,105.00	0.01
36	699	156,616,754.64	9.91
Total	6,929	1,580,935,604.08	100.00

LIEN POSITION:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
First Lien	5,553	1,482,351,164.71	93.76
Second Lien	1,376	98,584,439.37	6.24
Total	6,929	1,580,935,604.08	100.00

IO FLAG:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
N	6,589	1,468,692,911.99	92.90
Y	340	112,242,692.09	7.10
Total	6,929	1,580,935,604.08	100.00

NEG AM LIMIT:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
0	6,929	1,580,935,604.08	100.00
Total	6,929	1,580,935,604.08	100.00

For internal use only. All Amounts subject to change.	(Tue Oct 31 15:07:57 EST 2006) [pas] Page: 3 of 14

The information contained herein has been prepared solely for the use of Greenwich Capital Markets, Inc. and has not been independently verified by Greenwich Capital Markets, Inc. Accordingly, Greenwich Capital Markets, Inc. makes no express or implied representations or warranties of any kind and expressly disclaims all liability for any use or misuse of the contents hereof. Greenwich Capital Markets, Inc. assumes no responsibility for the accuracy of any material contained herein.

ORIGINAL BALANCE:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
15,000 - 50,000	530	18,627,690.18	1.18
50,001 - 100,000	1,130	85,504,620.22	5.41
100,001 - 150,000	1,084	136,245,444.32	8.62
150,001 - 200,000	1,025	178,983,122.31	11.32
200,001 - 250,000	742	166,829,911.40	10.55
250,001 - 300,000	553	151,821,561.03	9.60
300,001 - 350,000	502	162,993,644.72	10.31
350,001 - 400,000	370	138,555,886.26	8.76
400,001 - 450,000	252	107,253,266.24	6.78
450,001 - 500,000	209	99,572,339.00	6.30
500,001 - 550,000	178	93,361,627.27	5.91
550,001 - 600,000	109	62,760,099.59	3.97
600,001 - 650,000	68	42,760,917.87	2.70
650,001 - 700,000	50	33,756,280.70	2.14
700,001 - 750,000	36	26,108,263.68	1.65
750,001 - 800,000	62	48,589,217.83	3.07
800,001 - 850,000	11	9,076,992.24	0.57
850,001 - 900,000	3	2,600,677.31	0.16
900,001 - 950,000	1	920,000.00	0.06
950,001 - 1,000,000	9	8,888,417.57	0.56
1,050,001 - 1,100,000	2	2,174,769.05	0.14
1,100,001 - 1,150,000	1	1,124,237.46	0.07
1,150,001 - 1,200,000	1	1,188,228.16	0.08
1,200,001 - 1,240,000	1	1,238,389.67	0.08
Total	6,929	1,580,935,604.08	100.00

For internal use only. All Amounts subject to change.	(Tue Oct 31 15:07:57 EST 2006) [pas] Page: 4 of 14

The information contained herein has been prepared solely for the use of Greenwich Capital Markets, Inc. and has not been independently verified by Greenwich Capital Markets, Inc. Accordingly, Greenwich Capital Markets, Inc. makes no express or implied representations or warranties of any kind and expressly disclaims all liability for any use or misuse of the contents hereof. Greenwich Capital Markets, Inc. assumes no responsibility for the accuracy of any material contained herein.

CURRENT BALANCE:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
14,969 - 50,000	531	18,677,676.44	1.18
50,001 - 100,000	1,129	85,454,633.96	5.41
100,001 - 150,000	1,085	136,395,367.37	8.63
150,001 - 200,000	1,024	178,833,199.26	11.31
200,001 - 250,000	742	166,829,911.40	10.55
250,001 - 300,000	554	152,121,370.74	9.62
300,001 - 350,000	502	163,043,522.27	10.31
350,001 - 400,000	369	138,206,199.00	8.74
400,001 - 450,000	253	107,703,057.30	6.81
450,001 - 500,000	208	99,122,547.94	6.27
500,001 - 550,000	178	93,361,627.27	5.91
550,001 - 600,000	109	62,760,099.59	3.97
600,001 - 650,000	68	42,760,917.87	2.70
650,001 - 700,000	50	33,756,280.70	2.14
700,001 - 750,000	36	26,108,263.68	1.65
750,001 - 800,000	62	48,589,217.83	3.07
800,001 - 850,000	11	9,076,992.24	0.57
850,001 - 900,000	3	2,600,677.31	0.16
900,001 - 950,000	1	920,000.00	0.06
950,001 - 1,000,000	9	8,888,417.57	0.56
1,050,001 - 1,100,000	2	2,174,769.05	0.14
1,100,001 - 1,150,000	1	1,124,237.46	0.07
1,150,001 - 1,200,000	1	1,188,228.16	0.08
1,200,001 - 1,238,390	1	1,238,389.67	0.08
Total	6,929	1,580,935,604.08	100.00

For internal use only. All Amounts subject to change.	(Tue Oct 31 15:07:57 EST 2006) [pas] Page: 5 of 14

The information contained herein has been prepared solely for the use of Greenwich Capital Markets, Inc. and has not been independently verified by Greenwich Capital Markets, Inc. Accordingly, Greenwich Capital Markets, Inc. makes no express or implied representations or warranties of any kind and expressly disclaims all liability for any use or misuse of the contents hereof. Greenwich Capital Markets, Inc. assumes no responsibility for the accuracy of any material contained herein.

GROSS COUPON:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
5.39000 - 5.50000	3	853,712.15	0.05
5.50001 - 5.75000	4	1,127,897.03	0.07
5.75001 - 6.00000	61	23,439,977.73	1.48
6.00001 - 6.25000	61	24,118,716.57	1.53
6.25001 - 6.50000	101	36,249,849.77	2.29
6.50001 - 6.75000	133	45,763,871.98	2.89
6.75001 - 7.00000	222	78,251,626.71	4.95
7.00001 - 7.25000	184	59,708,570.67	3.78
7.25001 - 7.50000	288	87,955,408.54	5.56
7.50001 - 7.75000	339	102,549,186.60	6.49
7.75001 - 8.00000	472	143,544,798.21	9.08
8.00001 - 8.25000	308	88,259,197.23	5.58
8.25001 - 8.50000	473	128,253,529.70	8.11
8.50001 - 8.75000	489	128,239,763.96	8.11
8.75001 - 9.00000	572	153,159,183.84	9.69
9.00001 - 9.25000	324	76,532,563.95	4.84
9.25001 - 9.50000	357	78,590,442.75	4.97
9.50001 - 9.75000	321	67,108,649.75	4.24
9.75001 - 10.00000	353	55,320,479.32	3.50
10.00001 - 10.25000	238	30,829,926.77	1.95
10.25001 - 10.50000	189	26,079,184.90	1.65
10.50001 - 10.75000	154	23,392,070.40	1.48
10.75001 - 11.00000	229	27,048,305.51	1.71
11.00001 - 11.25000	180	19,099,750.92	1.21
11.25001 - 11.50000	203	17,549,588.86	1.11
11.50001 - 11.75000	166	16,300,186.54	1.03
11.75001 - 12.00000	108	10,541,636.97	0.67
12.00001 - 12.25000	138	11,375,670.88	0.72
12.25001 - 12.50000	132	10,230,454.23	0.65
12.50001 - 12.75000	64	5,530,003.72	0.35
12.75001 - 13.00000	34	2,470,344.69	0.16
13.00001 - 13.25000	16	683,082.90	0.04
13.25001 - 13.50000	3	185,862.45	0.01
13.50001 - 13.75000	6	227,783.91	0.01
13.75001 - 14.00000	3	104,323.97	0.01
14.00001 - 14.25000	1	260,000.00	0.02
Total	6,929	1,580,935,604.08	100.00

For internal use only. All Amounts subject to change.	(Tue Oct 31 15:07:57 EST 2006) [pas] Page: 6 of 14

The information contained herein has been prepared solely for the use of Greenwich Capital Markets, Inc. and has not been independently verified by Greenwich Capital Markets, Inc. Accordingly, Greenwich Capital Markets, Inc. makes no express or implied representations or warranties of any kind and expressly disclaims all liability for any use or misuse of the contents hereof. Greenwich Capital Markets, Inc. assumes no responsibility for the accuracy of any material contained herein.

GROSS MARGIN:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
<= 0.000	2,122	316,837,669.95	20.04
2.751 - 3.000	2	604,000.00	0.04
3.251 - 3.500	11	3,742,263.90	0.24
3.501 - 3.750	14	4,446,031.76	0.28
3.751 - 4.000	31	11,020,745.05	0.70
4.001 - 4.250	53	15,806,131.45	1.00
4.251 - 4.500	100	34,710,568.08	2.20
4.501 - 4.750	123	42,858,571.91	2.71
4.751 - 5.000	176	51,144,001.07	3.24
5.001 - 5.250	208	62,950,634.44	3.98
5.251 - 5.500	313	90,737,715.85	5.74
5.501 - 5.750	281	83,494,843.92	5.28
5.751 - 6.000	347	100,218,363.10	6.34
6.001 - 6.250	348	93,198,754.21	5.90
6.251 - 6.500	360	97,666,349.37	6.18
6.501 - 6.750	319	77,962,205.31	4.93
6.751 - 6.990	2,121	493,536,754.71	31.22
Total	6,929	1,580,935,604.08	100.00

FIRST RATE CAP:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
0.000	2,122	316,837,669.95	20.04
2.000	57	18,301,408.31	1.16
3.000	4,750	1,245,796,525.82	78.80
Total	6,929	1,580,935,604.08	100.00

PERIODIC RATE CAP:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
0.000	2,122	316,837,669.95	20.04
1.500	4,807	1,264,097,934.13	79.96
Total	6,929	1,580,935,604.08	100.00

For internal use only. All Amounts subject to change.	(Tue Oct 31 15:07:57 EST 2006) [pas] Page: 7 of 14

The information contained herein has been prepared solely for the use of Greenwich Capital Markets, Inc. and has not been independently verified by Greenwich Capital Markets, Inc. Accordingly, Greenwich Capital Markets, Inc. makes no express or implied representations or warranties of any kind and expressly disclaims all liability for any use or misuse of the contents hereof. Greenwich Capital Markets, Inc. assumes no responsibility for the accuracy of any material contained herein.

MAX INT RATE:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
<= 0.000	2,122	316,837,669.95	20.04
11.251 - 11.500	3	853,712.15	0.05
11.501 - 11.750	4	1,127,897.03	0.07
11.751 - 12.000	9	3,040,729.19	0.19
12.001 - 12.250	16	6,028,236.50	0.38
12.251 - 12.500	50	17,401,346.95	1.10
12.501 - 12.750	73	22,552,458.88	1.43
12.751 - 13.000	152	54,184,405.88	3.43
13.001 - 13.250	148	48,903,132.29	3.09
13.251 - 13.500	231	68,539,813.22	4.34
13.501 - 13.750	295	90,612,331.62	5.73
13.751 - 14.000	408	125,399,330.46	7.93
14.001 - 14.250	273	79,185,062.12	5.01
14.251 - 14.500	427	118,192,352.46	7.48
14.501 - 14.750	455	121,619,265.86	7.69
14.751 - 15.000	532	143,909,941.40	9.10
15.001 - 15.250	308	74,230,416.99	4.70
15.251 - 15.500	334	74,378,985.89	4.70
15.501 - 15.750	286	62,720,509.53	3.97
15.751 - 16.000	237	45,802,739.22	2.90
16.001 - 16.250	120	22,647,957.39	1.43
16.251 - 16.500	99	18,161,063.60	1.15
16.501 - 16.750	100	18,880,726.68	1.19
16.751 - 17.000	67	12,291,581.48	0.78
17.001 - 17.250	34	6,488,311.26	0.41
17.251 - 17.500	27	4,841,564.32	0.31
17.501 - 17.750	35	6,536,928.32	0.41
17.751 - 18.000	25	3,874,112.55	0.25
> 18.000	59	11,693,020.89	0.74
Total	6,929	1,580,935,604.08	100.00

ORIGINAL TERM:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
120	18	792,457.55	0.05
180	93	4,316,949.89	0.27
240	13	1,730,167.84	0.11
360	6,805	1,574,096,028.80	99.57
Total	6,929	1,580,935,604.08	100.00

REMAINING TERM:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
118 - 120	18	792,457.55	0.05
169 - 180	93	4,316,949.89	0.27
229 - 240	13	1,730,167.84	0.11
349 - 360	6,805	1,574,096,028.80	99.57
Total	6,929	1,580,935,604.08	100.00

For internal use only. All Amounts subject to change.	(Tue Oct 31 15:07:57 EST 2006) [pas] Page: 8 of 14

The information contained herein has been prepared solely for the use of Greenwich Capital Markets, Inc. and has not been independently verified by Greenwich Capital Markets, Inc. Accordingly, Greenwich Capital Markets, Inc. makes no express or implied representations or warranties of any kind and expressly disclaims all liability for any use or misuse of the contents hereof. Greenwich Capital Markets, Inc. assumes no responsibility for the accuracy of any material contained herein.

SEASONING:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
<= 0	1,672	356,909,762.59	22.58
1 - 1	3,885	890,056,942.18	56.30
2 - 2	995	239,208,132.29	15.13
3 - 3	303	71,185,026.56	4.50
4 - 4	51	16,597,664.84	1.05
5 - 5	20	6,449,507.21	0.41
6 - 6	2	375,362.69	0.02
7 - 7	1	153,205.72	0.01
Total	6,929	1,580,935,604.08	100.00

NEXT RATE RESET:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
0	2,122	316,837,669.95	20.04
17	1	153,205.72	0.01
18	2	375,362.69	0.02
19	16	5,514,968.21	0.35
20	41	13,514,198.70	0.85
21	233	60,604,297.73	3.83
22	786	195,196,083.94	12.35
23	2,437	656,353,095.92	41.52
24	1,115	283,146,387.00	17.91
32	1	299,677.46	0.02
33	4	977,771.30	0.06
34	14	3,454,845.37	0.22
35	93	27,160,861.12	1.72
36	39	9,687,860.00	0.61
58	4	1,548,334.88	0.10
59	16	4,622,884.09	0.29
60	5	1,488,100.00	0.09
Total	6,929	1,580,935,604.08	100.00

FIRST RATE ADJ FREQ:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
0	2,122	316,837,669.95	20.04
24	4,631	1,214,857,599.91	76.84
36	151	41,581,015.25	2.63
60	25	7,659,318.97	0.48
Total	6,929	1,580,935,604.08	100.00

For internal use only. All Amounts subject to change.	(Tue Oct 31 15:07:57 EST 2006) [pas] Page: 9 of 14

The information contained herein has been prepared solely for the use of Greenwich Capital Markets, Inc. and has not been independently verified by Greenwich Capital Markets, Inc. Accordingly, Greenwich Capital Markets, Inc. makes no express or implied representations or warranties of any kind and expressly disclaims all liability for any use or misuse of the contents hereof. Greenwich Capital Markets, Inc. assumes no responsibility for the accuracy of any material contained herein.

LTV RATIO:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
10.00 - 10.00	1	55,000.00	0.00
15.01 - 20.00	7	720,843.04	0.05
20.01 - 25.00	5	937,968.54	0.06
25.01 - 30.00	10	1,276,775.16	0.08
30.01 - 35.00	12	2,379,199.32	0.15
35.01 - 40.00	29	5,563,598.13	0.35
40.01 - 45.00	27	5,438,827.86	0.34
45.01 - 50.00	60	14,201,261.99	0.90
50.01 - 55.00	63	13,881,265.84	0.88
55.01 - 60.00	116	29,002,217.17	1.83
60.01 - 65.00	215	55,426,178.13	3.51
65.01 - 70.00	245	59,154,476.85	3.74
70.01 - 75.00	354	97,934,050.58	6.19
75.01 - 80.00	2,292	671,251,129.04	42.46
80.01 - 85.00	564	147,338,485.63	9.32
85.01 - 90.00	1,032	247,446,699.68	15.65
90.01 - 95.00	369	82,871,750.68	5.24
95.01 - 100.00	1,528	146,055,876.44	9.24
Total	6,929	1,580,935,604.08	100.00

COMB LTV:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
10.00 - 10.00	1	55,000.00	0.00
15.01 - 20.00	7	720,843.04	0.05
20.01 - 25.00	5	937,968.54	0.06
25.01 - 30.00	10	1,276,775.16	0.08
30.01 - 35.00	12	2,379,199.32	0.15
35.01 - 40.00	29	5,563,598.13	0.35
40.01 - 45.00	27	5,438,827.86	0.34
45.01 - 50.00	60	14,201,261.99	0.90
50.01 - 55.00	62	13,764,660.57	0.87
55.01 - 60.00	116	29,002,217.17	1.83
60.01 - 65.00	213	54,322,494.06	3.44
65.01 - 70.00	241	57,143,730.96	3.61
70.01 - 75.00	345	95,470,294.36	6.04
75.01 - 80.00	693	195,282,432.48	12.35
80.01 - 85.00	452	123,569,191.49	7.82
85.01 - 90.00	784	200,712,612.30	12.70
90.01 - 95.00	477	114,853,377.46	7.26
95.01 - 100.00	3,395	666,241,119.19	42.14
Total	6,929	1,580,935,604.08	100.00

SILENT 2ND:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
No Silent 2nd	4,917	1,016,392,912.70	64.29
Has 2nd lien	2,012	564,542,691.38	35.71
Total	6,929	1,580,935,604.08	100.00

For internal use only. All Amounts subject to change.	(Tue Oct 31 15:07:57 EST 2006) [pas] Page: 10 of 14

The information contained herein has been prepared solely for the use of Greenwich Capital Markets, Inc. and has not been independently verified by Greenwich Capital Markets, Inc. Accordingly, Greenwich Capital Markets, Inc. makes no express or implied representations or warranties of any kind and expressly disclaims all liability for any use or misuse of the contents hereof. Greenwich Capital Markets, Inc. assumes no responsibility for the accuracy of any material contained herein.

DTI RATIO:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
1.37 - 5.00	7	1,744,814.91	0.11
5.01 - 10.00	24	6,946,519.49	0.44
10.01 - 15.00	42	9,200,451.58	0.58
15.01 - 20.00	89	18,422,129.59	1.17
20.01 - 25.00	142	28,713,394.19	1.82
25.01 - 30.00	247	51,259,705.96	3.24
30.01 - 35.00	446	84,946,782.05	5.37
35.01 - 40.00	829	167,052,049.81	10.57
40.01 - 45.00	1,276	281,941,329.11	17.83
45.01 - 50.00	2,397	553,203,527.49	34.99
50.01 - 55.00	1,426	376,944,861.65	23.84
55.01 - 58.12	4	560,038.25	0.04
Total	6,929	1,580,935,604.08	100.00

FICO SCORE:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
500 - 500	13	2,933,410.60	0.19
501 - 520	299	66,497,514.57	4.21
521 - 540	392	86,614,579.80	5.48
541 - 560	428	98,550,879.29	6.23
561 - 580	509	115,369,847.95	7.30
581 - 600	560	134,493,134.17	8.51
601 - 620	1,036	204,881,427.65	12.96
621 - 640	788	165,735,891.43	10.48
641 - 660	938	201,322,064.35	12.73
661 - 680	762	177,325,979.96	11.22
681 - 700	484	122,509,206.21	7.75
701 - 720	332	82,018,461.67	5.19
721 - 740	162	48,586,363.43	3.07
741 - 760	105	37,364,520.87	2.36
761 - 780	69	22,310,480.06	1.41
781 - 800	42	12,749,457.56	0.81
801 - 817	10	1,672,384.51	0.11
Total	6,929	1,580,935,604.08	100.00

DOCUMENTATION:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
Full Documentation	4,341	934,158,464.54	59.09
Stated Documentation	2,513	626,447,842.49	39.63
Easy Documentation	75	20,329,297.05	1.29
Total	6,929	1,580,935,604.08	100.00

For internal use only. All Amounts subject to change.	(Tue Oct 31 15:07:57 EST 2006) [pas] Page: 11 of 14

The information contained herein has been prepared solely for the use of Greenwich Capital Markets, Inc. and has not been independently verified by Greenwich Capital Markets, Inc. Accordingly, Greenwich Capital Markets, Inc. makes no express or implied representations or warranties of any kind and expressly disclaims all liability for any use or misuse of the contents hereof. Greenwich Capital Markets, Inc. assumes no responsibility for the accuracy of any material contained herein.

OCCUPANCY:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
Primary	6,418	1,475,887,176.79	93.36
Non-owner	457	90,499,295.76	5.72
Second Home	54	14,549,131.53	0.92
Total	6,929	1,580,935,604.08	100.00

PROPERTY TYPE:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
Single Family	5,816	1,314,176,558.04	83.13
2 Units	542	147,939,553.98	9.36
Condominium	506	96,192,865.03	6.08
3 Units	35	12,596,750.00	0.80
4 Units	29	9,207,877.03	0.58
PUD	1	822,000.00	0.05
Total	6,929	1,580,935,604.08	100.00

PURPOSE:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
Cash Out Refinance	3,226	823,865,402.44	52.11
Purchase	3,449	685,814,190.08	43.38
Home Improvement	187	54,339,444.84	3.44
Rate/Term Refinance	67	16,916,566.72	1.07
Total	6,929	1,580,935,604.08	100.00

For internal use only. All Amounts subject to change.	(Tue Oct 31 15:07:57 EST 2006) [pas] Page: 12 of 14

The information contained herein has been prepared solely for the use of Greenwich Capital Markets, Inc. and has not been independently verified by Greenwich Capital Markets, Inc. Accordingly, Greenwich Capital Markets, Inc. makes no express or implied representations or warranties of any kind and expressly disclaims all liability for any use or misuse of the contents hereof. Greenwich Capital Markets, Inc. assumes no responsibility for the accuracy of any material contained herein.

STATES:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
California	1,178	374,724,195.91	23.70
Florida	1,122	228,507,832.33	14.45
New York	580	180,303,377.30	11.40
Maryland	500	123,348,108.42	7.80
Illinois	528	99,194,900.60	6.27
New Jersey	303	79,785,150.95	5.05
Massachusetts	253	65,024,264.90	4.11
Virginia	245	58,654,801.21	3.71
Georgia	286	43,920,711.12	2.78
Arizona	155	29,584,756.16	1.87
Texas	162	28,019,758.46	1.77
Washington	114	23,701,339.27	1.50
Pennsylvania	162	20,807,820.15	1.32
Connecticut	96	20,173,729.50	1.28
Hawaii	59	19,791,456.86	1.25
Nevada	85	19,756,894.35	1.25
Michigan	126	17,177,939.11	1.09
Wisconsin	98	15,373,118.30	0.97
Minnesota	91	15,141,884.60	0.96
North Carolina	110	14,591,647.83	0.92
Colorado	87	14,270,373.72	0.90
District of Columbia	43	11,833,988.20	0.75
Rhode Island	46	9,200,036.03	0.58
Ohio	75	8,726,467.04	0.55
South Carolina	54	8,211,470.47	0.52
Tennessee	65	6,751,336.46	0.43
Utah	32	5,346,769.21	0.34
Indiana	39	4,852,026.45	0.31
Idaho	28	4,454,322.88	0.28
Oregon	23	4,311,997.94	0.27
New Mexico	25	4,145,716.27	0.26
Missouri	45	4,113,103.43	0.26
New Hampshire	19	4,014,708.86	0.25
Kentucky	21	2,917,861.86	0.18
West Virginia	14	2,578,556.31	0.16
Delaware	19	2,530,316.53	0.16
Arkansas	9	1,348,600.01	0.09
Maine	9	1,244,644.47	0.08
Iowa	4	607,719.57	0.04
Kansas	6	514,575.42	0.03
Nebraska	5	470,011.78	0.03
Oklahoma	5	439,037.53	0.03
Alabama	2	331,500.00	0.02
Montana	1	136,776.31	0.01
Total	6,929	1,580,935,604.08	100.00

For internal use only. All Amounts subject to change.	(Tue Oct 31 15:07:57 EST 2006) [pas] Page: 13 of 14

The information contained herein has been prepared solely for the use of Greenwich Capital Markets, Inc. and has not been independently verified by Greenwich Capital Markets, Inc. Accordingly, Greenwich Capital Markets, Inc. makes no express or implied representations or warranties of any kind and expressly disclaims all liability for any use or misuse of the contents hereof. Greenwich Capital Markets, Inc. assumes no responsibility for the accuracy of any material contained herein.

notable
		CURRENT
LTV	PMI	PRINCIPAL BAL	PCT($)	# OF LOANS	PCT(#)
10.00 - 80.00
	No MI	957,222,792	60.55	3436.00	49.59
	TOTAL	957,222,792	60.55	3436.00	49.59
> 80.00
	No MI	623,712,812	39.45	3493.00	50.41
	TOTAL	623,712,812	39.45	3493.00	50.41

table

ASSISTANCE TYPE:	Number of Mortgage Loans	Principal Balance Outstanding as of the Cutoff Date	% of Aggregate Principal Balance Outstanding as of the Cutoff Date
N/A	6,378	1,462,577,752.36	92.51
Katrina: Public	419	93,000,271.80	5.88
Wilma: Individual	131	25,294,002.85	1.60
Rita: Individual	1	63,577.07	0.00
Total	6,929	1,580,935,604.08	100.00

For internal use only. All Amounts subject to change.	(Tue Oct 31 15:07:57 EST 2006) [pas] Page: 14 of 14